222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601 T: +1 (312) 609 7500 F: +1 (312) 609 5005 CHICAGO • NEW YORK • WASHINGTON, DC LONDON • SAN FRANCISCO • LOS ANGELES
RENEE M. HARDT ATTORNEY AT LAW +1 (312) 609 7616 rhardt@vedderprice.com

March 30, 2016

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:	Wilshire Mutual Funds, Inc. (the “Company”)
Post-Effective Amendment No. 61 under the
Securities Act of 1933 and Amendment No. 62 under the
Investment Company Act of 1940
File Nos. 33-50390 and 811-07076

To the Commission:

The Company is transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) the Fund’s Post-Effective Amendment No. 61 under the 1933 Act to its Registration Statement on Form N‑1A (Amendment No. 62 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(b) under the 1933 Act.  The purpose of this Amendment is to make certain non-material changes.  This Amendment is intended to become effective on March 30, 2016.

Pursuant to the requirements of paragraph (b)(4) of Rule 485 under the 1933 Act, we represent that the Amendment does not contain disclosures which would render it ineligible to become effective under paragraph (b) of Rule 485.  If you have any questions concerning this filing, please contact me at (312) 609‑7616.

Very truly yours,
/s/ Renee M. Hardt

Renee M. Hardt

RMH/ser